FAIR VALUE ELECTIONS - Changes in Fair Value Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	$ (86)	$ 2,446
Securities borrowed and purchased under agreements to resell
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	(87)	0
Trading account assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	59	(136)
Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	0	0
Total loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	(171)	2,487
Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	(171)	2,486
Consumer loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	0	1
Total other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	113	95
Mortgage servicing rights
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	43	(204)
Certain mortgage loans (HFS)
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	70	299
Total liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	1,026	(2,612)
Interest-bearing deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	(118)	(154)
Securities loaned and sold under agreements to repurchase
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	66	(559)
Trading account liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	17	(1)
Short-term borrowings
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	675	802
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Gains (losses) from changes in fair value	$ 386	$ (2,700)